Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001

Dear Shareholder:
During the 12-month period ended October 31, 2001, the European equity markets were negatively influenced by the ongoing deterioration in the performance of the world's economies. The sharp slowdown in the U.S. economy and near-recessionary conditions in much of Asia weighed heavily on the European economies, which began to slow sharply during calendar year 2001. The monetary stimulus provided to the U.S. economy by the Federal Reserve Board was copied, albeit more moderately, by the European Central Bank and the Bank of England. The combination of this weakening economic environment and the terrorist attacks of September 11 created a poor environment for corporate earnings, which suffered a sharp deterioration during the period. Good pieces of news were the continued currency stability in the U.S. dollar/euro exchange rate and falling inflation.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2001, Morgan Stanley European Growth Fund's Class B shares produced a total return of -21.68 percent compared to -25.51 percent for the Morgan Stanley Capital International (MSCI) World Index and -22.85 percent for the MSCI Europe Index. For the same period, the Fund's Class A, C and D shares posted total returns of -21.07 percent, -21.76 percent and -20.95 percent, respectively. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI Indexes.

During the period, the Fund maintained its concentration in mid- and large-capitalization growth stocks, continuing to use a bottom-up investment process. The Fund invests primarily in the developed economies of western Europe. The Fund's emphasis on defensive growth sectors, such as food, beverage and tobacco manufacturers, pharmaceutical companies and high-quality financial companies, was moderated during the year. The dramatic decline in many sectors, such as telecommunications services, information technology services, advertising and temporary employment, gave rise to opportunities to add stocks in these areas at what are believed to be highly attractive prices. The emphasis over this reporting period has been on increasing exposure to companies whose franchises or business models remain robust and which are believed to be in a position to repair their earnings over the coming years.

On October 31, 2001, the Fund's regional weightings were as follows: approximately 44.6 percent in the eurozone (the 11 countries that have adopted the euro as a common currency), 39.7 percent in the United Kingdom, 8.9 percent in Switzerland, 4.5 percent in Sweden and the remainder in cash. In terms of sector

Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001 CONTINUED

weightings, the Fund had 21.4 percent in financials, 16.5 percent in health care, 12.4 percent in consumer discretionary, 12.1 percent in consumer staples,
11.3 percent in telecommunications services, 9 percent in industrials, 7.7 percent in energy, 4.4 percent in information technology, 1.7 percent in materials, 1.2 percent in utilities and 2.3 percent in cash equivalents.

Looking Ahead
According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the outlook for European equities remains mixed, given the ongoing weakness in the region's economies and the lack of visibility concerning corporate earnings. However, the central banks in the United States, United Kingdom and Europe do appear to stand ready to respond to ongoing economic weakness with further cuts in interest rates. The sub-advisor believes that an economic recovery is probable during 2002 and 2003, and the Fund is positioned to benefit from the likely rerating of growth stocks should earnings improve over that period. It remains to be seen whether the currency stability in the U.S. dollar/euro exchange rate will persist. The sub-advisor expects the European Central Bank to manage policy for maximum stability during the early part of 2002, when physical euro notes and coins are slated to start circulating alongside the legacy currencies they will be replacing.

We appreciate your ongoing support of Morgan Stanley European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley European Growth Fund Inc.
FUND PERFORMANCE / / OCTOBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                 FUND     MSCI WORLD INDEX(4)  MSCI EUROPE INDEX(5)
October 1991     $10,000              $10,000               $10,000
October 1992      $9,761               $9,477                $9,812
October 1993     $13,542              $12,036               $12,330
October 1994     $15,656              $12,957               $13,717
October 1995     $18,292              $14,186               $15,528
October 1996     $22,365              $16,498               $18,241
October 1997     $26,704              $19,265               $22,981
October 1998     $30,890              $22,204               $28,280
October 1999     $35,784              $27,736               $31,820
October 2000     $39,380              $28,039               $32,120
October 2001  $30,843(3)              $20,885               $24,782

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                           AVERAGE ANNUAL TOTAL RETURNS
 ----------------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                           CLASS B SHARES**
 -----------------------------------------------------      -----------------------------------------------------
 PERIOD ENDED 10/31/01                                      PERIOD ENDED 10/31/01
 -------------------------                                  -------------------------
 1 Year                         (21.07)%(1)   (25.22)%(2)   1 Year                         (21.68)%(1)   (24.95)%(2)
 Since Inception (7/28/97)       3.95 (1)      2.64 (2)     5 Years                         6.64 (1)      6.40 (2)
                                                            10 Years                       11.92 (1)     11.92 (2)

                   CLASS C SHARES+                                         CLASS D SHARES++
 ---------------------------------------------------      ---------------------------------------------------
 PERIOD ENDED 10/31/01                                    PERIOD ENDED 10/31/01
 -------------------------                                -------------------------
 1 Year                         (21.76)%(1)  (22.41)%(2)  1 Year                         (20.95)%(1)
 Since Inception (7/28/97)      3.14 (1)     3.14 (2)     Since Inception (7/28/97)      4.43 (1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, SWITZERLAND, IRELAND, PORTUGAL, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common Stocks (97.7%)
            Finland (0.8%)
            TELECOMMUNICATION EQUIPMENT
   546,915  Nokia Oyj+..............................  $   11,441,975
                                                      --------------
            France (14.4%)
            ADVERTISING/MARKETING SERVICES
   761,700  JC Decaux S.A.*.........................       5,830,890
                                                      --------------
            FOOD RETAIL
   347,900  Carrefour S.A...........................      17,812,170
                                                      --------------
            INFORMATION TECHNOLOGY SERVICES
   488,724  Cap Gemini S.A..........................      27,509,052
                                                      --------------
            OIL REFINING/MARKETING
   266,170  TotalFinaElf S.A.+......................      37,395,182
                                                      --------------
            PHARMACEUTICALS: MAJOR
   819,881  Aventis S.A.+...........................      60,362,960
   256,730  Sanofi-Synthelabo S.A...................      16,936,209
                                                      --------------
                                                          77,299,169
                                                      --------------
            SEMICONDUCTORS
   859,179  STMicroelectronics NV...................      24,296,585
                                                      --------------
            WATER UTILITIES
   441,500  Vivendi Environment.....................      16,982,132
                                                      --------------
            Total France............................     207,125,180
                                                      --------------
            Germany (4.8%)
            MAJOR BANKS
   303,059  Deutsche Bank AG (Registered Shares)....      16,785,498
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 1,606,800  Deutsche Telecom AG.....................      24,745,138
                                                      --------------
            MULTI-LINE INSURANCE
   104,648  Muenchener Rueckver AG (Registered
             Shares)................................      27,614,075
                                                      --------------
            Total Germany...........................      69,144,711
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Greece (0.2%)
            INTERNATIONAL BANKS
    90,605  National Bank of Greece S.A.............  $    2,327,200
                                                      --------------
            Italy (9.1%)
            CONSUMER SUNDRIES
 1,418,547  Luxottica Group SpA (ADR)...............      22,356,301
                                                      --------------
            INTEGRATED OIL
 3,576,145  ENI SpA.................................      44,831,812
                                                      --------------
            MAJOR BANKS
 8,987,650  Intesabci SpA...........................      21,045,122
 8,675,690  Unicredito Italiano SpA.................      32,034,638
                                                      --------------
                                                          53,079,760
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 1,194,980  Telecom Italia SpA......................       9,976,365
                                                      --------------
            Total Italy.............................     130,244,238
                                                      --------------
            Netherlands (10.4%)
            APPAREL/FOOTWEAR
    86,872  Gucci Group NV..........................       7,412,948
                                                      --------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
 1,686,593  Koninklijke (Royal) Philips Electronics
             NV.....................................      38,338,188
                                                      --------------
            FINANCIAL CONGLOMERATES
 1,480,550  Fortis (NL) NV..........................      35,067,982
 1,033,300  ING Groep NV............................      25,777,342
                                                      --------------
                                                          60,845,324
                                                      --------------
            FOOD RETAIL
 1,528,848  Koninklijke Ahold NV....................      43,041,285
                                                      --------------
            Total Netherlands.......................     149,637,745
                                                      --------------
            Portugal (0.9%)
            MAJOR TELECOMMUNICATIONS
 1,623,880  Portugal Telecom, S.A. (Registered
             Shares)................................      12,869,704
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Spain (4.0%)
            MAJOR TELECOMMUNICATIONS
 3,495,341  Telefonica S.A.*........................  $   41,993,041
                                                      --------------
            MISCELLANEOUS COMMERCIAL SERVICES
 3,004,920  Amadeus Global Travel Distribution S.A.
             (A Shares).............................      16,264,448
                                                      --------------
            Total Spain.............................      58,257,489
                                                      --------------
            Sweden (4.5%)
            INDUSTRIAL MACHINERY
 1,910,973  Assa Abloy AB (Series B)................      21,776,500
                                                      --------------
            MAJOR BANKS
 1,309,700  Svenska Handelsbanken AB (A Shares).....      16,153,061
                                                      --------------
            REGIONAL BANKS
 5,929,970  Nordea AB...............................      26,195,738
                                                      --------------
            Total Sweden............................      64,125,299
                                                      --------------
            Switzerland (8.9%)
            CHEMICALS: AGRICULTURAL
   469,216  Syngenta AG*............................      23,985,024
                                                      --------------
            ELECTRICAL PRODUCTS
    85,061  Kaba Holding AG - Reg B.................      18,433,789
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
   190,170  Nestle S.A. (Registered Shares)+........      39,465,950
                                                      --------------
            OTHER CONSUMER SPECIALTIES
     5,590  Compagnie Financiere Richemont AG
             (Series A).............................      11,121,824
                                                      --------------
            PERSONNEL SERVICES
   274,000  Adecco S.A..............................      12,127,456
                                                      --------------
            PHARMACEUTICALS: MAJOR
   625,820  Novartis AG (Registered Shares)+........      23,427,544
                                                      --------------
            Total Switzerland.......................     128,561,587
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            United Kingdom (39.7%)
            ADVERTISING/MARKETING SERVICES
 4,583,210  WPP Group PLC...........................  $   41,511,852
                                                      --------------
            BEVERAGES: ALCOHOLIC
 3,321,270  Allied Domecq PLC+......................      16,913,567
 2,001,360  Diageo PLC+.............................      19,990,734
                                                      --------------
                                                          36,904,301
                                                      --------------
            CATALOG/SPECIALTY DISTRIBUTION
 2,833,100  Great Universal Stores PLC..............      20,074,922
                                                      --------------
            FINANCIAL CONGLOMERATES
 4,166,400  Lloyds TSB Group PLC....................      42,071,057
                                                      --------------
            FOOD: SPECIALTY/CANDY
 5,970,700  Cadbury Schweppes PLC...................      37,181,937
                                                      --------------
            INTEGRATED OIL
 3,548,078  BP PLC+.................................      28,651,617
                                                      --------------
            INVESTMENT MANAGERS
 2,253,600  Amvescap PLC............................      26,887,702
                                                      --------------
            MAJOR BANKS
 1,186,870  Barclays PLC+...........................      35,746,744
                                                      --------------
            MISCELLANEOUS COMMERCIAL SERVICES
 7,550,800  Hays PLC................................      18,100,117
11,757,006  Rentokil Initial PLC....................      42,338,448
                                                      --------------
                                                          60,438,565
                                                      --------------
            PHARMACEUTICALS: MAJOR
   402,028  AstraZeneca PLC+........................      18,061,302
 3,558,597  GlaxoSmithKline PLC+....................      95,788,535
                                                      --------------
                                                         113,849,837
                                                      --------------
            PUBLISHING: BOOKS/ MAGAZINES
 5,281,010  Reed International PLC+.................      43,260,186
                                                      --------------
            RESTAURANTS
 1,469,103  Compass Group PLC.......................      10,719,788
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WIRELESS COMMUNICATIONS
31,337,379  Vodafone Group PLC+.....................  $   72,497,459
                                                      --------------
            Total United Kingdom....................     569,795,967
                                                      --------------
            Total Common Stocks
             (COST $1,394,882,184)..................   1,403,531,095
                                                      --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            Short-Term Investment (a) (1.9%)
            U.S. Government Agency
$   28,000  Federal National Mortgage Association
             2.48% due 11/01/01 (COST
             $28,000,000)...........................      28,000,000
                                                      --------------

  Total Investments
   (COST $1,422,882,184) (B)..............    99.6%  1,431,531,095
  Other Assets in Excess of Liabilities...     0.4       5,085,191
                                            ------  --------------
  Net Assets..............................   100.0% $1,436,616,286
                                            ======  ==============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   + SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
   *    NON-INCOME PRODUCING SECURITY.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $127,282,037 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $118,633,126, RESULTING IN NET UNREALIZED APPRECIATION OF $8,648,911.

 FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
 OCTOBER 31, 2001:
                                                                             UNREALIZED
         CONTRACTS                   IN EXCHANGE              DELIVERY      APPRECIATION
         TO DELIVER                      FOR                    DATE       (DEPRECIATION)
 ----------------------------------------------------------------------------------------
 EUR         2,015,636       $             1,826,569         11/01/2001      $    11,288
 SEK         6,371,788       $               599,275         11/01/2001            1,664
 SEK         3,738,597       $               351,620         11/02/2001              976
 GBP        37,200,000       EUR          59,623,984         11/02/2001         (426,664)
 GBP         7,500,000       EUR          11,925,584         11/02/2001         (171,914)
 SEK       435,000,000       EUR          44,667,153         11/02/2001         (570,682)
 SEK        40,000,000       EUR           4,170,707         11/02/2001            4,602
 SEK        38,000,000       EUR           3,987,199         11/02/2001           26,910
 EUR        72,330,097       GBP          44,700,000         11/02/2001         (104,316)
 EUR        53,454,204       SEK         513,000,000         11/02/2001          (27,396)
 GBP        44,700,000       EUR          72,254,102         01/04/2002          100,432
 SEK       513,000,000       EUR          53,429,708         01/04/2002           28,202
                                                                             -----------
       Net unrealized depreciation.....................................      $(1,126,898)
                                                                             ===========

CURRENCY ABBREVIATIONS:

GBP  British Pound.
EUR  Euro.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2001

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Advertising/Marketing Services..........  $   47,342,742       3.3%
Apparel/Footwear........................       7,412,948       0.5
Beverages: Alcoholic....................      36,904,301       2.6
Catalog/Specialty Distribution..........      20,074,922       1.4
Chemicals: Agricultural.................      23,985,024       1.7
Consumer Sundries.......................      22,356,301       1.6
Electrical Products.....................      18,433,789       1.3
Electronic Equipment/ Instruments.......      38,338,188       2.7
Financial Conglomerates.................     102,916,381       7.2
Food Retail.............................      60,853,455       4.2
Food: Major Diversified.................      39,465,950       2.7
Food: Specialty/Candy...................      37,181,937       2.6
Industrial Machinery....................      21,776,500       1.5
Information Technology Services.........      27,509,052       1.9
Integrated Oil..........................      73,483,429       5.1
International Banks.....................       2,327,200       0.2
Investment Managers.....................      26,887,702       1.9
Major Banks.............................     121,765,063       8.5
Major Telecommunications................      89,584,248       6.2
Miscellaneous Commercial Services.......      76,703,013       5.3

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Multi-Line Insurance....................  $   27,614,075       1.9%
Oil Refining/Marketing..................      37,395,182       2.6
Other Consumer Specialties..............      11,121,824       0.8
Personnel Services......................      12,127,456       0.8
Pharmaceuticals: Major..................     214,576,550      15.0
Publishing: Books/ Magazines............      43,260,186       3.0
Regional Banks..........................      26,195,738       1.8
Restaurants.............................      10,719,788       0.7
Semiconductors..........................      24,296,585       1.7
Telecommunication Equipment.............      11,441,975       0.8
U.S. Government Agency..................      28,000,000       1.9
Water Utilities.........................      16,982,132       1.2
Wireless Communications.................      72,497,459       5.0
                                          --------------   -------
                                          $1,431,531,095      99.6%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,403,531,095      97.7%
Short-Term Investment...................      28,000,000       1.9
                                          --------------   -------
                                          $1,431,531,095      99.6%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

OCTOBER 31, 2001

Assets:
Investments in securities, at value (cost
 $1,422,882,184)..................................  $1,431,531,095
Cash (including $1,408 in foreign currency).......         983,518
Receivable for:
  Investments sold................................       4,895,652
  Foreign withholding taxes reclaimed.............       3,280,253
  Dividends.......................................       1,670,681
  Capital stock sold..............................         395,486
Prepaid expenses and other assets.................          51,933
                                                    --------------
    Total Assets..................................   1,442,808,618
                                                    --------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................       1,126,898
Payable for:
  Capital stock repurchased.......................       2,189,873
  Distribution fee................................       1,259,313
  Investment management fee.......................       1,212,473
Accrued expenses and other payables...............         403,775
                                                    --------------
    Total Liabilities.............................       6,192,332
                                                    --------------
    Net Assets....................................  $1,436,616,286
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $1,615,312,879
Net unrealized appreciation.......................       7,460,520
Accumulated undistributed net investment income...      10,683,936
Accumulated net realized loss.....................    (196,841,049)
                                                    --------------
    Net Assets....................................  $1,436,616,286
                                                    ==============
Class A Shares:
Net Assets........................................     $22,604,045
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       1,692,584
    Net Asset Value Per Share.....................  $        13.35
                                                    ==============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        14.09
                                                    ==============
Class B Shares:
Net Assets........................................  $1,335,397,976
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     103,712,527
    Net Asset Value Per Share.....................  $        12.88
                                                    ==============
Class C Shares:
Net Assets........................................     $29,075,406
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       2,261,842
    Net Asset Value Per Share.....................  $        12.85
                                                    ==============
Class D Shares:
Net Assets........................................     $49,538,859
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       3,607,722
    Net Asset Value Per Share.....................  $        13.73
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations

FOR THE YEAR ENDED OCTOBER 31, 2001

Net Investment Loss
Income
Dividends (net of $4,160,648 foreign withholding
 tax).............................................  $  30,074,547
Interest..........................................      2,925,738
                                                    -------------
    Total Income..................................     33,000,285
                                                    -------------
Expenses
Distribution fee (Class A shares).................         65,629
Distribution fee (Class B shares).................     18,041,731
Distribution fee (Class C shares).................        399,141
Investment management fee.........................     17,658,317
Transfer agent fees and expenses..................      2,559,695
Custodian fees....................................        712,284
Shareholder reports and notices...................        185,281
Registration fees.................................        106,947
Professional fees.................................         75,798
Directors' fees and expenses......................         19,439
Other.............................................         24,586
                                                    -------------
    Total Expenses................................     39,848,848
                                                    -------------
    Net Investment Loss...........................     (6,848,563)
                                                    -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................   (195,781,997)
  Foreign exchange transactions...................     18,541,585
                                                    -------------
    Net Loss......................................   (177,240,412)
                                                    -------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   (268,674,566)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............     (2,101,789)
                                                    -------------
    Net Depreciation..............................   (270,776,355)
                                                    -------------
    Net Loss......................................   (448,016,767)
                                                    -------------
Net Decrease......................................  $(454,865,330)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2001  OCTOBER 31, 2000
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $   (6,848,563)   $  (12,836,977)
Net realized gain (loss)................     (177,240,412)      382,158,212
Net change in unrealized
 appreciation/depreciation..............     (270,776,355)     (152,186,788)
                                           --------------    --------------

    Net Increase (Decrease).............     (454,865,330)      217,134,447
                                           --------------    --------------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................       (6,784,306)       (3,648,172)
Class B shares..........................     (347,478,282)     (298,461,246)
Class C shares..........................       (7,708,235)       (4,576,497)
Class D shares..........................       (8,999,474)       (1,288,378)
                                           --------------    --------------

    Total Distributions.................     (370,970,297)     (307,974,293)
                                           --------------    --------------

Net increase (decrease) from capital
 stock transactions.....................      (97,296,882)      297,014,959
                                           --------------    --------------

    Net Increase (Decrease).............     (923,132,509)      206,175,113
                                           --------------    --------------
Net Assets:
Beginning of period.....................    2,359,748,795     2,153,573,682
                                           --------------    --------------
End of Period (INCLUDING UNDISTRIBUTED
 NET INVESTMENT INCOME OF $10,683,936
 AND ACCUMULATED NET INVESTMENT LOSS OF
 $1,008,937, RESPECTIVELY)..............   $1,436,616,286    $2,359,748,795
                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley European Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter European Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Option Accounting Principles -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $13,430,000 at October 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $27,800, $1,929,800 and $23,900, respectively and received approximately $78,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2001 aggregated $1,607,660,115 and $2,007,434,604, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At October 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $45,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $7,105. At October 31, 2001 the Fund had an accrued pension liability of $55,623 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $163,673,000 which will be available through October 31, 2009 to offset future capital gains to the extent provided by regulations.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and the mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and undistributed net investment income was credited $18,541,436.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2001            OCTOBER 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   17,434,858  $ 278,234,867    9,831,909  $ 212,913,208
Reinvestment of
 distributions................      393,338      6,521,546      165,479      3,493,262
Redeemed......................  (18,764,281)  (301,342,374)  (8,654,004)  (189,592,160)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................     (936,085)   (16,585,961)   1,343,384     26,814,310
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   23,789,805    363,107,508   34,398,308    740,610,384
Reinvestment of
 distributions................   20,045,229    322,728,193   13,398,700    278,023,036
Redeemed......................  (52,117,824)  (783,807,562) (38,207,790)  (818,408,228)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................   (8,282,790)   (97,971,861)   9,589,218    200,225,192
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    5,045,580     78,484,007    2,218,481     47,339,290
Reinvestment of
 distributions................      466,978      7,504,340      214,720      4,451,146
Redeemed......................   (5,634,712)   (87,038,117)  (1,580,739)   (33,627,627)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (122,154)    (1,049,770)     852,462     18,162,809
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    2,296,310     37,538,968    4,670,385    103,903,462
Reinvestment of
 distributions................       58,900      1,002,477        9,111        196,155
Redeemed......................   (1,368,454)   (20,230,735)  (2,327,217)   (52,286,969)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......      986,756     18,310,710    2,352,279     51,812,648
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................   (8,354,273) $ (97,296,882)  14,137,343  $ 297,014,959
                                ===========  =============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

At October 31, 2001, there were outstanding forward contracts.

At October 31, 2001, investments in securities of issuers in the United Kingdom represented 39.7% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2001, the Fund's cash balance consisted principally of interest deposits with Chase Manhattan Bank N.A., the Fund's custodian.

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                    FOR THE PERIOD
                                     FOR THE YEAR ENDED OCTOBER 31                  JULY 28, 1997*
                           --------------------------------------------------          THROUGH
                             2001          2000          1999          1998        OCTOBER 31, 1997
                           --------      --------      --------      --------      ----------------
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 20.17       $ 20.70       $ 19.45       $ 18.46            $18.64
                           -------       -------       -------       -------            ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................     0.07          0.05          0.10          0.08             (0.02)
  Net realized and
   unrealized gain
   (loss)................    (3.71)         2.34          3.03          2.70             (0.16)
                           -------       -------       -------       -------            ------
Total income (loss) from
 investment operations...    (3.64)         2.39          3.13          2.78             (0.18)
                           -------       -------       -------       -------            ------
Less dividends and
 distributions from:
  Net investment
   income................     -             -             -            (0.22)           -
  Net realized gain......    (3.18)        (2.92)        (1.88)        (1.57)           -
                           -------       -------       -------       -------            ------
Total dividends and
 distributions...........    (3.18)        (2.92)        (1.88)        (1.79)           -
                           -------       -------       -------       -------            ------

Net asset value, end of
 period..................  $ 13.35       $ 20.17       $ 20.70       $ 19.45            $18.46
                           =======       =======       =======       =======            ======
Total Return+............   (21.07)%       10.92%        16.75%        16.50%            (0.97)%(1)
Ratios to Average Net
 Assets:
Expenses.................     1.27%(3)      1.29%(3)      1.36%(3)      1.44%(3)          1.48%(2)
Net investment income
 (loss)..................     0.43%(3)      0.23%(3)      0.44%(3)      0.40%(3)         (0.33)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $22,604       $53,012       $26,600       $14,133            $1,862
Portfolio turnover
 rate....................       86%           71%           56%           50%               44%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED OCTOBER 31
                           ----------------------------------------------------------------
                             2001          2000          1999          1998         1997*
                           --------      --------      --------      --------      --------
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....   $19.70        $20.41        $19.34        $18.43        $16.76
                            ------        ------        ------        ------        ------
Income (loss) for
 investment operations:
  Net investment income
   (loss)................    (0.06)        (0.11)        (0.07)        (0.05)         0.04
  Net realized and
   unrealized gain
   (loss)................    (3.58)         2.32          3.02          2.69          3.02
                            ------        ------        ------        ------        ------
Total income (loss) from
 investment operations...    (3.64)         2.21          2.95          2.64          3.06
                            ------        ------        ------        ------        ------
Less dividends and
 distributions from:
  Net investment
   income................        -             -             -         (0.16)        (0.11)
  Net realized gain......    (3.18)        (2.92)        (1.88)        (1.57)        (1.28)
                            ------        ------        ------        ------        ------
Total dividends and
 distributions...........    (3.18)        (2.92)        (1.88)        (1.73)        (1.39)
                            ------        ------        ------        ------        ------

Net asset value, end of
 period..................   $12.88        $19.70        $20.41        $19.34        $18.43
                            ======        ======        ======        ======        ======
Total Return+............   (21.68)%       10.05%        15.84%        15.67%        19.40%
Ratios to Average Net
 Assets:
Expenses.................     2.10%(1)      2.05%(1)      2.13%(1)      2.10%(1)      2.06%
Net investment income
 (loss)..................    (0.40)%(1)    (0.53)%(1)    (0.33)%(1)    (0.26)%(1)     0.22%
Supplemental Data:
Net assets, end of
 period, in millions.....   $1,335        $2,206        $2,090        $2,059        $1,707
Portfolio turnover
 rate....................       86%           71%           56%           50%           44%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                    FOR THE PERIOD
                                     FOR THE YEAR ENDED OCTOBER 31                  JULY 28, 1997*
                           --------------------------------------------------          THROUGH
                             2001          2000          1999          1998        OCTOBER 31, 1997
                           --------      --------      --------      --------      ----------------
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 19.67       $ 20.38       $ 19.31       $ 18.43            $18.64
                           -------       -------       -------       -------            ------
Income (loss) from
 investment operations:
  Net investment loss....    (0.06)        (0.11)        (0.05)        (0.08)            (0.04)
  Net realized and
   unrealized gain
   (loss)................    (3.58)         2.32          3.00          2.71             (0.17)
                           -------       -------       -------       -------            ------
Total income (loss) from
 investment operations...    (3.64)         2.21          2.95          2.63             (0.21)
                           -------       -------       -------       -------            ------
Less dividends and
 distributions from:
  Net investment
   income................        -             -             -         (0.18)                -
  Net realized gain......    (3.18)        (2.92)        (1.88)        (1.57)                -
                           -------       -------       -------       -------            ------
Total dividends and
 distributions...........    (3.18)        (2.92)        (1.88)        (1.75)                -
                           -------       -------       -------       -------            ------

Net asset value, end of
 period..................  $ 12.85       $ 19.67       $ 20.38       $ 19.31            $18.43
                           =======       =======       =======       =======            ======
Total Return+............   (21.76)%       10.11%        15.87%        15.57%            (1.13)%(1)
Ratios to Average Net
 Assets:
Expenses.................     2.10%(3)      2.05%(3)      2.13%(3)      2.19%(3)          2.24%(2)
Net investment loss......    (0.40)%(3)    (0.53)%(3)    (0.33)%(3)    (0.35)%(3)        (0.76)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $29,075       $46,886       $31,211       $22,159            $2,889
Portfolio turnover
 rate....................       86%           71%           56%           50%               44%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                    FOR THE PERIOD
                                     FOR THE YEAR ENDED OCTOBER 31                  JULY 28, 1997*
                           --------------------------------------------------          THROUGH
                             2001          2000          1999          1998        OCTOBER 31, 1997
                           --------      --------      --------      --------      ----------------
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 20.61       $ 21.05        $19.72        $18.47            $18.64
                           -------       -------        ------        ------            ------
Income (loss) from
 investment operations:
  Net investment
   income................     0.10          0.12          0.13          0.16              0.02
  Net realized and
   unrealized gain
   (loss)................    (3.80)         2.36          3.08          2.89             (0.19)
                           -------       -------        ------        ------            ------
Total income (loss) from
 investment operations...    (3.70)         2.48          3.21          3.05             (0.17)
                           -------       -------        ------        ------            ------
Less dividends and
 distributions from:
  Net investment
   income................        -             -             -         (0.23)                -
  Net realized gain......    (3.18)        (2.92)        (1.88)        (1.57)                -
                           -------       -------        ------        ------            ------
Total dividends and
 distributions...........    (3.18)        (2.92)        (1.88)        (1.80)                -
                           -------       -------        ------        ------            ------

Net asset value, end of
 period..................  $ 13.73       $ 20.61        $21.05        $19.72            $18.47
                           =======       =======        ======        ======            ======
Total Return+............   (20.95)%       11.19%        16.93%        18.12%            (0.91)%(1)
Ratios to Average Net
 Assets:
Expenses.................     1.10%(3)      1.05%(3)      1.13%(3)      1.19%(3)          1.23%(2)
Net investment income....     0.60%(3)      0.47%(3)      0.67%(3)      0.65%(3)          0.33%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....  $49,539       $54,016        $5,657        $2,575               $45
Portfolio turnover
 rate....................       86%           71%           56%           50%               44%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley European Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley European Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter European Growth Fund Inc., including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley European Growth Fund Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 12, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended October 31, 2001, the Fund paid to its shareholders $2.89 per share from long-term capital gains.

DIRECTORS                                              MORGAN STANLEY LOGO
Michael Bozic
Charles A. Fiumefreddo                                 [PHOTO]
Edwin J. Garn
Wayne E. Hedien                                        MORGAN STANLEY
James F. Higgins                                       EUROPEAN GROWTH FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to
prospective investors in the Fund unless preceded
or accompanied by an effective prospectus. Read
the prospectus carefully before investing.
                                                       ANNUAL REPORT
Morgan Stanley Distributors Inc., member NASD.         OCTOBER 31, 2001
                                                       ------------------------